Note 16 - Fair Value Measurements - Reconciliation and Income Statement Classification of Gains and Losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Balance at beginning of year	$ 1,132	$ 1,061	$ 1,313
Capitalized servicing rights – new loan sales	628	690	192
Disposals (amortization based on loan payments and payoffs)	(187)	(326)	(186)
Change in fair value	295	(293)	(258)
Balance at end of year	1,868	1,132	1,061
Fair Value, Inputs, Level 3 [Member]
Balance at beginning of year	1,132	1,061	1,313
Capitalized servicing rights – new loan sales	628	690	192
Disposals (amortization based on loan payments and payoffs)	(187)	(326)	(186)
Change in fair value	295	(293)	(258)
Balance at end of year	$ 1,868	$ 1,132	$ 1,061